TENANT ORIGINATION AND ABSORPTION COSTS, ABOVE-MARKET LEASE ASSETS AND BELOW-MARKET LEASE LIABILITIES (Remaining Unamortized Balance) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
2020	$ 866
2021	560
2022	507
2023	416
2024	407
Thereafter	424
Net Amount	$ 3,180
Weighted-Average Remaining Amortization Period	5 years 1 month 6 days
Above Market Leases [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ (315)
202	(297)
2022	(297)
2023	(297)
2024	(297)
Thereafter	(1,470)
Net Amount	$ (2,973)
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
Weighted-Average Remaining Amortization Period	10 years 6 months
Tenant origination and absorption costs
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	$ (6,470)
202	(4,226)
2022	(3,104)
2023	(2,106)
2024	(1,745)
Thereafter	(2,695)
Net Amount	$ (20,346)
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
Weighted-Average Remaining Amortization Period	4 years 9 months 18 days